Expense Example {- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-06 - Fidelity® Commodity Strategy Fund - Fidelity Commodity Strategy Fund-Default	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774